Federated Hermes Municipal Obligations Fund Expense Example - Investment Shares [Member] - Federated Hermes Municipal Obligations Fund - IV	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	$ 1,025